Accounting for Certain Loans Acquired with Deteriorated Credit Quality - Narrative (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Receivables [Abstract]
Certain loans acquired in transfer not accounted for as debt securities, allowance for loan losses, decreases	$ 0	$ 0.50	$ 4.48	$ 4.58